Alliance
Municipal
Trust
--California Portfolio

                           Alliance Capital [LOGO](R)

Annual Report
June 30, 2002

LETTER TO SHAREHOLDERS           Alliance Municipal Trust - California Portfolio
================================================================================

August 15, 2002

Dear Shareholder:

We are pleased to provide you with an update of Alliance Municipal Trust California Portfolio for the annual reporting period ended June 30, 2002.

While we had been expecting an economic growth of 4% during the second half of the year, we now believe that number will be closer to 3.5%, reflecting the possible impact of a sharp decline in equity prices while the economy is still in the early stages of a recovery. Despite our diminished expectations for economic growth, we remain optimistic. We continue to believe that a combination of very accommodative fiscal and monetary policy, strong underlying growth in liquidity flows and very lean inventory positions suggest that economic growth will still be reasonably good in the second half of the year. While consumption may fall and exports rise, producing a different kind of growth, overall, we expect the economy to expand at a reasonably strong rate in the second half of 2002 and into 2003.

Pessimists contend that since the equity market correction was not limited to the U.S., the impact on the economic recovery also will be global. Clearly, the economic impact of a stock market decline hinges not only on the economy's basic direction, but also on the policies that precede and follow such a decline. The economy is in the early stages of an economic recovery, so it is quite possible that the stock market fall of the past 90 days will take a larger toll on economic activity than either the 1987 or 1998 corrections. Clearly, while another interest rate reduction can not be ruled out if the stock market continues to slide at this rate, U.S. Federal Reserve Chairman Alan Greenspan gave no hint that he and fellow Fed policymakers would further ease monetary policy anytime soon during his recent testimony to Congress.

There is no doubt in our mind that the U.S. economy is in the midst of an uneasy and uncomfortable transition. But this kind of transition has been part of every economic cycle. High levels of consumer spending and housing market gains are not able to sustain an economic recovery indefinitely on their own. In the past, economic recovery has always broadened to include other segments of the economy. Despite all of the risks posed by the stock market's plunge, we continue to believe that the transition to a more balanced and broader domestic and global expansion is underway. The transition may not occur as smoothly, comfortably or neatly as we would like, but we believe it will happen.

We appreciate your investment in the portfolios of Alliance Municipal Trust California Portfolio and look forward to reporting further investment progress in the coming period.

Sincerely,

/s/ Ronald M. Whitehill

Ronald M. Whitehill
President

STATEMENT OF NET ASSETS
June 30, 2002                    Alliance Municipal Trust - California Portfolio
================================================================================

 Principal
  Amount
   (000)   Security(a)                    Yield                 Value
--------------------------------------------------------------------------------
           MUNICIPAL BONDS-100.2%
           CALIFORNIA-98.3%
           Abag Finance Authority
           For Nonprofit Corp.
           (Acton Courtyard
           Apartments)
           Series 02A
$   3,720  4/01/37 (b).........           1.35%         $   3,720,000
           Alameda County IDA
           (United Manufacturing
           Project)
           Series 2000A
    2,000  6/01/30 (b).........           1.20              2,000,000
           Alameda County IDB
           (Ream Enterprises Project)
           Series A AMT
    1,150  11/01/20 (b)........           1.20              1,150,000
           Alameda County IDR
           (Heat & Control Inc.
           Project)
           Series 95A AMT
    4,900  11/01/25 (b)........           1.25              4,900,000
           Alameda County IDR
           (JMS Family Partnership
           Project)
           Series 95A AMT
    2,230  10/01/25 (b)........           1.20              2,230,000
           Big Bear Lake IDR
           (Southwest Gas Corp.)
           Series 93A AMT
   17,500  12/01/28 (b)........           1.25             17,500,000
           California Community
           College Finance
           Authority TRAN
           Series 02A
    4,000  6/30/03 (c).........           1.68              4,051,760
           California County IDR
           (S&P Investment Project)
           Series 88A AMT
      770  9/01/08 (b).........           1.25                770,000
           California Economic
           Development Authority
           (Marko Foam Products, Inc.)
           Series 96 AMT
    2,720  10/01/26 (b)........           2.25              2,720,000
           California Economic
           Development Finance
           Authority
           (Valley Plating Works, Inc.)
           Series 95 AMT
    3,340  10/01/20(b) ........           2.25              3,340,000
           California Infrastructure
           and Economic
           Development Bank
           (Nelson Name Plate Co.
           Project)
           Series 99 AMT
    2,400  5/01/14 (b).........           1.35              2,400,000
           California Pollution
           Control Finance
           Authority
           (Athens Disposal Co., Inc.)
           Series 95A AMT
    3,500  1/01/16 (b).........           1.25              3,500,000
           California Pollution
           Control Finance
           Authority
           (Atlas Disposal Industries
           LLC)
           Series 99A AMT
    2,400  5/01/19 (b).........           1.30              2,400,000
           California Pollution
           Control Finance
           Authority
           (BLT Enterprises)
           Series 99A AMT
    3,540  4/01/14 (b).........           1.25              3,540,000
           California Pollution
           Control Finance
           Authority
           (Blue Line Transfer Inc.)
           Series 99A AMT
    4,830  8/01/19 (b).........           1.25              4,830,000
           California Pollution
           Control Finance
           Authority
           (Browning/Ferris Industries,
           Inc. Project 05/19/98)
           Series 97B AMT
    3,000  9/01/17 (b).........           1.15              3,000,000
           California Pollution
           Control Finance
           Authority
           (Burrtec Waste Industry
           Project)
           Series 02A AMT
    3,700  6/01/22 (b).........           1.30              3,700,000

                                 Alliance Municipal Trust - California Portfolio
================================================================================

 Principal
  Amount
   (000)   Security(a)                    Yield                 Value
--------------------------------------------------------------------------------
           California Pollution
           Control Finance
           Authority
           (Burrtec Waste Project)
           Series 00A AMT
$   7,725  6/01/20 (b).........           1.75%         $   7,725,000
           California Pollution
           Control Finance
           Authority
           (Burrtec Waste Project)
           Series 97B AMT
    1,600  7/01/12 (b).........           1.75              1,600,000
           California Pollution
           Control Finance
           Authority
           (California Waste Solutions)
           Series 02A AMT
    3,755  5/01/32 (b).........           1.25              3,755,000
           California Pollution
           Control Finance
           Authority
           (Colmac Energy Project)
           Series 90A AMT
    2,800  12/01/16 (b)........           1.20              2,800,000
           California Pollution
           Control Finance
           Authority
           (Contra Costa Waste
           Services)
           Series A AMT
    4,225  12/01/10 (b)........           1.25              4,225,000
           California Pollution
           Control Finance
           Authority
           (CR & R Inc. Project)
           Series 95A AMT
    4,485  10/01/10 (b)........           1.30              4,485,000
           California Pollution
           Control Finance
           Authority
           (CR& R, Inc. Project)
           Series 00A AMT
    2,860  9/01/10 (b).........           1.30              2,860,000
           California Pollution
           Control Finance
           Authority
           (Edco Disposal Corp.
           Project)
           Series 96A AMT
    2,515  10/01/16 (b)........           1.25              2,515,000
           California Pollution
           Control Finance
           Authority
           (Gilton Solid Waste
           Management)
           Series 95A AMT
    1,200  12/01/05 (b)........           1.20              1,200,000
           California Pollution
           Control Finance
           Authority
           (Greenteam of San Jose
           Project)
           Series 01A AMT
    3,000  9/01/16 (b).........           1.25              3,000,000
           California Pollution
           Control Finance
           Authority
           (Greenteam of San Jose
           Project)
           Series 97A AMT
    1,695  8/01/12 (b).........           1.25              1,695,000
           California Pollution
           Control Finance
           Authority
           (Greenwaste Recovery)
           Series 99B AMT
    3,090  6/01/14 (b).........           1.30              3,090,000
           California Pollution
           Control Finance
           Authority
           (New United Motor
           Manufacturing)
           Series 98A AMT
    2,000  4/01/18 (b).........           1.20              2,000,000
           California Pollution
           Control Finance
           Authority
           (Norcal Waste Systems,
           Inc. Project)
           Series 01 AMT
    3,465  12/01/26 (b)........           1.30              3,465,000
           California Pollution
           Control Finance
           Authority
           (Santa Clara Valley
           Industries)
           Series 98A AMT
    1,490  3/01/18 (b).........           1.30              1,490,000

STATEMENT OF NET ASSETS
(continued)                      Alliance Municipal Trust - California Portfolio
================================================================================

 Principal
  Amount
   (000)   Security(a)                    Yield                 Value
--------------------------------------------------------------------------------
           California Pollution
           Control Finance
           Authority
           (Sunset Waste Paper, Inc.)
           Series 00A AMT
$   5,590  11/01/20 (b)........           1.25%         $   5,590,000
           California Pollution
           Control Finance
           Authority
           (Waste Management, Inc.
           Project)
           Series 01A AMT
    4,000  7/01/31 (b).........           1.25              4,000,000
           California Pollution
           Control Finance
           Authority
           (West Valley Manufacturing
           Project)
           Series 97A AMT
    2,020  6/01/12 (b).........           1.75              2,020,000
           California Pollution
           Control Finance
           Authority
           (West Valley Project)
           Series 00A AMT
      300  5/01/30 (b).........           1.75                300,000
    7,500  6/01/30 (b).........           1.75              7,500,000
           California School Cash
           Reserve Program
           Pool Bonds
           Series 01A
   15,000  7/03/02.............           2.65             15,001,081
           California School Cash
           Reserve Program
           Series 02A
   10,000  7/03/03.............           1.67             10,130,800
           California Statewide
           Community Development
           Authority
           (Artefex Project)
           Series 97E AMT
    1,870  7/01/17 (b).........           2.05              1,870,000
           California Statewide
           Community Development
           Authority
           (Biocol Investments)
           Series 97B AMT
    1,150  5/01/22 (b).........           2.05              1,150,000
           California Statewide
           Community Development
           Authority
           (Contech Construction)
           Series 89 AMT
      690  5/01/09 (b).........           1.25                690,000
           California Statewide
           Community Development
           Authority
           (Covenant Retirement
           Communities, Inc.)
           Series 95
    3,400  12/01/25 (b)........           1.15              3,400,000
           California Statewide
           Community Development
           Authority
           (Grundfos Pumps Corp.
           Project)
           Series 89
    1,000  5/01/09 (b).........           1.25              1,000,000
           California Statewide
           Community Development
           Authority
           (Integrated Rolling Co.)
           Series 99A AMT
    2,250  7/01/09 (b).........           1.35              2,250,000
           California Statewide
           Community Development
           Authority
           (Pacific Bearings Co.
           Project)
           Series 96L AMT
    1,540  10/01/06 (b)........           2.05              1,540,000
           California Statewide
           Community Development
           Authority
           (Primary Color Project)
           Series 97F AMT
      775  7/01/17 (b).........           2.05                775,000
           California Statewide
           Economic Development
           Authority
           (Pioneer Converting Inc.)
           AMT
    1,445  4/01/16 (b).........           1.20              1,445,000
           Carlsbad Unified School
           District COP
           (School Facility Bridge
           Funding) FSA
    6,000  9/01/23 (b).........           1.20              6,000,000

                                 Alliance Municipal Trust - California Portfolio
================================================================================

 Principal
  Amount
   (000)   Security(a)                    Yield                 Value
--------------------------------------------------------------------------------
           Carlsbad Unified School
           District COP
           (School Facility Bridge
           Funding) FSA
$   7,000  9/01/30 (b).........           1.20%         $   7,000,000
           Chula Vista IDR
           (Sutherland/Palumbo
           Project) AMT
    2,270  12/01/21 (b)........           2.25              2,270,000
           City of West Hollywood
           COP
           (Public Facilities Corp.)
           Series 98
    3,050  2/01/25 (b).........           2.15              3,050,000
           Commerce Joint Powers
           (Precision Wire
           Productions) AMT
    1,965  11/01/14 (b)........           1.20              1,965,000
           Contra Costa COP
           (Concord Healthcare
           Center) AMT
    2,985  12/01/12 (b)........           1.35              2,985,000
           Contra Costa County
           BOE TRAN
           Series 01
    7,200  7/02/02.............           2.65              7,200,117
           Desert Sands Unified
           School District GO BAN
           (Madison School Project)
           Series 02
   15,000  7/01/03 (c).........           1.68             15,194,100
           Dublin Housing
           Authority MFHR
           (Park Sierra)
           Series 98A AMT
    6,900  6/01/28 (b).........           1.25              6,900,000
           Fremont MFHR
           (Amber Court Apartments)
           Series 90A
    6,000  9/01/20 (b).........           1.20              6,000,000
           Fresno
           (Trinity Health Credit Group)
           Series 00C
    7,300  12/01/30 (b)........           1.15              7,300,000
           Fresno County TRAN
   11,250  7/01/02 (c).........           2.63             11,250,000
           Grand Terrace MFHR
           (Mt. Vernon Villas Project)
           Series 85A
    2,500  2/15/30 (b).........           1.25              2,500,000
           Indio MFHR
           (Olive Courts Apts.)
           Series 96 AMT
      500  12/01/26 (b)........           1.25                500,000
           Long Beach
           (Southeast Facility Lease
           Revenue)
           Series 95B AMT
   14,600  12/01/18 (b)........           1.30             14,600,000
           Los Angeles Community
           Redevelopment Agency
           (Broadway Spring Center)
           Series 87 AMT
    9,300  7/01/12 (b).........           1.35              9,300,000
           Los Angeles County
           Housing Authority
           MFHR
           (Malibu Canyon
           Apartments)
           Series 85B
    4,100  6/01/10 (b).........           1.30              4,100,000
           Los Angeles County
           Schools
           (Pooled Transport)
           Series 02A
    5,905  6/30/03 (c).........           1.67              5,982,001
           Los Angeles Department
           of Water & Power
           (Electric Plant Revenue
           Bonds)
           Series 01B-3
    2,800  7/01/34 (b).........           1.85              2,800,000
           Los Angeles HFA MFHR
           (Mission Village Apts.)
           Series 97D AMT
    3,540  7/01/27 (b).........           1.20              3,540,000
           Los Angeles IDA
           (Delta Tau Data Systems
           Inc.)
           Series 98 AMT
    3,800  8/01/23 (b).........           1.15              3,800,000
           Los Angeles MFHR
           (Fountain Park Project)
           Series 02A AMT
    9,564  3/15/34 (b).........           1.20              9,564,000

STATEMENT OF NET ASSETS
(continued)                      Alliance Municipal Trust - California Portfolio
================================================================================

 Principal
  Amount
   (000)   Security(a)                    Yield                 Value
--------------------------------------------------------------------------------
           Los Angeles Unified
           School District TRAN
           Series 02A
$  15,000  7/01/03 (c).........           1.68%         $  15,194,700
           Oakland-Alameda
           County
           (Coliseum Project)
           Series 00C-2
    7,000  2/01/25 (b).........           1.13              7,000,000
           Rescue Unified School
           District
           (Certificate of
           Participation) FSA
    4,120  10/01/25 (b)........           1.25              4,120,000
           Riverside County IDR
           (Cryogenic Project Issue)
           Series 89B AMT
    5,500  7/05/14 (b).........           1.25              5,500,000
           Roseville County High
           School District COP
           (Northwest Roseville
           Land Project)
           Series 91
    1,985  8/01/06 (b).........           1.85              1,985,000
           Sacramento County
           Airport Facility
           (Cessna Aircraft Co.)
           Series 98 AMT
    6,200  11/01/28 (b)........           1.20              6,200,000
           Sacramento County
           Housing MFHR
           (Natomas Park Apts.)
           Series 02 B
    7,775  7/15/35 (b).........           1.60              7,775,000
           Sacramento County
           Sanitation District
           (Sacramento Regional)
           Series 00
      950  12/01/30 (b)........           1.10                950,000
           San Bernardino
           California HFA MFHR
           (Mountain View Apts.)
           Series 97A
    6,000  3/01/27 (b).........           1.15              6,000,000
           San Francisco
           Redevelopment Agency
           MFHR
           (Antonia Manor Apts.)
           Series 00E AMT
    7,070  12/01/32 (b)........           1.25              7,070,000
           San Jose Finance
           Authority
           (Civic Center Phase I)
    2,800  4/01/30 (b).........           1.20              2,800,000
           Santa Fe Springs IDA
           (Metal Center, Inc. Project)
           Series 89A AMT
    2,050  7/01/14 (b).........           1.20              2,050,000
           South Coast California
           Local Education TRAN
           Series 02A
    5,500  6/30/03 (c).........           1.65              5,572,820
           Southern California
           Public Power Authority
           (Transmission Project
           Revenue) AMBAC
    6,450  7/01/19 (b).........           1.10              6,450,000
           Southern California
           Public Power Authority
           (Transmission Project) FSA
           Series 00A
   12,550  7/01/23 (b).........           1.10             12,550,000
                                                        -------------
                                                          395,336,379
                                                        -------------
           PUERTO RICO-1.9%
           Puerto Rico Highway &
           Transportation
           AMBAC
           Series 98A
    7,720  7/01/28 (b).........           1.10              7,720,000
                                                        -------------
           Total Municipal Bonds
           (amortized cost
           $408,483,559)..................                403,056,379
                                                        -------------
           COMMERCIAL PAPER-8.8%
           CALIFORNIA-8.8%
           California Infrastructural &
           Economic Development Bank
           (Salvation Army West
           Territory)
           Series 01
   10,000  8/09/02.............           1.75             10,000,000
           California State
           University Institute
           Series 01 A
    4,300  9/10/02.............           1.35              4,300,000
           California State
           University Institute
           Series 01 A
    1,500  11/01/02............           1.45              1,500,000

                                 Alliance Municipal Trust - California Portfolio
================================================================================

 Principal
  Amount
   (000)   Security(a)                    Yield                 Value
--------------------------------------------------------------------------------
           Golden Gate Bridge &
           Highway
           Series A
$   3,300  11/01/02............           1.40%         $   3,300,000
           Sacramento Municipal
           Utility
           Series I
    3,800  9/03/02.............           1.37              3,800,000
           San Francisco Public
           Utility Commission
           (Water Series)
    8,500  8/08/02.............           1.45              8,500,000
           University of California
           (Board of Regents)
    4,000  9/03/02.............           1.40              4,000,000
                                                        -------------
                                                           35,400,000
                                                        -------------
           Total Commercial Paper
           (amortized cost
           $35,400,000)...................                 35,400,000
                                                        -------------
           TOTAL
           INVESTMENTS-109.0%
           (amortized cost
           $438,456,379)..................                438,456,379
           Other assets less
           liabilities-(9.0%).............                (36,187,350)
                                                        -------------
           NET ASSETS-100%
           (offering and redemption
           price of $1.00 per share;
           402,329,970 shares
           outstanding)........                         $ 402,269,029
                                                        =============

--------------------------------------------------------------------------------

(a) All securities either mature or their interest rate changes in 397 days or less.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

(c)   When Issued Securities

      Glossary of Terms:

      AMBA - American Municipal Bond Assurance Corporation
      AMT  - Alternative Minimum Tax
      BAN  - Bond Anticipation Note
      BOE  - Board of Education
      COP  - Certificate of Participation
      FSA  - Financial Security Assurance, Inc.
      GO   - General Obligation
      HFA  - Housing Finance Agency/Authority
      IDA  - Industrial Development Authority
      IDB  - Industrial Development Board
      IDR  - Industrial Development Revenue
      MFHR - Multi-Family Housing Revenue
      TRAN - Tax & Revenue Anticipation Note

      See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended June 30, 2002         Alliance Municipal Trust - California Portfolio
================================================================================

INVESTMENT INCOME
   Interest...................................................                        $    9,760,663
EXPENSES
   Advisory fee (Note B)......................................     $    2,571,999
   Distribution assistance and administrative service (Note C)          2,140,408
   Transfer agency (Note B)...................................            117,866
   Custodian fees.............................................            113,817
   Printing...................................................             53,671
   Audit and legal fees.......................................             25,111
   Registration fees..........................................             11,316
   Trustees' fees.............................................              2,300
   Miscellaneous..............................................              4,629
                                                                   --------------
   Total expenses.............................................                             5,041,117
                                                                                      --------------
   Net investment income......................................                             4,719,546
                                                                                      --------------
REALIZED GAIN ON INVESTMENTS
   Net realized gain on investment transactions...............                                   963
                                                                                      --------------
NET INCREASE IN NET ASSETS FROM OPERATIONS....................                        $    4,720,509
                                                                                      ==============

--------------------------------------------------------------------------------
See notes to financial statements.

STATEMENT OF CHANGES
IN NET ASSETS                    Alliance Municipal Trust - California Portfolio
================================================================================

                                                  Year Ended      Year Ended
                                                 June 30, 2002   June 30, 2001
                                                 ==============  ==============
INCREASE IN NET ASSETS FROM OPERATIONS
   Net investment income.......................  $    4,719,546  $   19,654,825
   Net realized gain on investment transactions             963           7,022
                                                 --------------  --------------
   Net increase in net assets from operations..       4,720,509      19,661,847
DIVIDENDS TO SHAREHOLDERS FROM
   Net investment income.......................      (4,719,546)    (19,654,825)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Net decrease (Note E).......................    (216,129,528)   (313,601,929)
                                                 --------------  --------------
   Total decrease..............................    (216,128,565)   (313,594,907)
NET ASSETS
   Beginning of period.........................     618,397,594     931,992,501
                                                 --------------  --------------
   End of period...............................  $  402,269,029  $  618,397,594
                                                 ==============  ==============
--------------------------------------------------------------------------------
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
June 30, 2002                    Alliance Municipal Trust - California Portfolio
================================================================================

NOTE A: Significant Accounting Policies

Alliance Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of: Alliance Municipal Trust-General Portfolio, Alliance Municipal Trust-New York Portfolio, Alliance Municipal Trust-California Portfolio (the "Portfolio"), Alliance Municipal Trust-Connecticut Portfolio, Alliance Municipal Trust-New Jersey Portfolio, Alliance Municipal Trust-Virginia Portfolio, Alliance Municipal Trust-Florida Portfolio, Alliance Municipal Trust-Massachusetts Portfolio, Alliance Municipal Trust-Pennsylvania Portfolio, Alliance Municipal Trust-Ohio Portfolio and Alliance Municipal Trust-North Carolina Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Valuation of Securities

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. Taxes

It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Dividends

The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

4. Investment Income and Investment Transactions

Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser

The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. No reimbursement was required for the year ended June 30, 2002.

The Portfolio compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $51,199 for the year ended June 30, 2002.

For the year ended June 30, 2002, the Portfolio's expenses were reduced by $214 under an expense offset arrangement with AGIS.

                                 Alliance Municipal Trust - California Portfolio
================================================================================

NOTE C: Distribution Assistance and Administrative Services Plan

Under this Plan, the Portfolio pays Alliance Fund Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the year ended June 30, 2002, the distribution fee amounted to $1,285,999. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the year ended June 30, 2002, such payments by the Portfolio amounted to $854,409, a portion of which was paid to the Adviser.

--------------------------------------------------------------------------------

NOTE D: Investment Transactions, Income Taxes and Distributions to Shareholders

At June 30, 2002, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 2002, the Portfolio had a capital loss carryforward of $41,968, of which $3,239 expires in 2003, $822 expires in 2004 and, $37,907 expires in 2009. To the extent that any net capital loss carryforward is used to offset future capital gains, it is probable that these gains will not be distributed to shareholders. The Portfolio utilized $963 of capital loss carryforward and $12,841 expired during the current year. Dividends paid from net investment income for the year ended June 30, 2002, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

--------------------------------------------------------------------------------

NOTE E: Transactions in Shares of Beneficial Interest

An unlimited number of shares ($.01 par value) are authorized. At June 30, 2002, capital paid-in aggregated $402,310,997. Transactions, all at $1.00 per share, were as follows:

                                                  Year Ended       Year Ended
                                                   June 30,         June 30,
                                                     2002             2001
                                                ==============   ==============
Shares sold..................................      738,557,357    1,717,300,853
Shares issued on reinvestments of dividends..        4,719,546       19,654,825
Shares redeemed..............................     (959,406,431)  (2,050,557,607)
                                                --------------   --------------
Net decrease.................................     (216,129,528)    (313,601,929)
                                                ==============   ==============

FINANCIAL HIGHLIGHTS             Alliance Municipal Trust - California Portfolio
================================================================================

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                                   Year Ended June 30,
                                                        ========================================================================
                                                            2002           2001           2000          1999           1998
                                                        =============  ============  =============  =============  =============
Net asset value, beginning of period...........         $        1.00  $       1.00  $        1.00  $        1.00  $        1.00
                                                        -------------  ------------  -------------  -------------  -------------
Income From Investment Operations
Net investment income..........................                  .009          .024           .024           .022           .027(a)
                                                        -------------  ------------  -------------  -------------  -------------
Less: Dividends
Dividends from net investment income...........                 (.009)        (.024)         (.024)         (.022)         (.027)
                                                        -------------  ------------  -------------  -------------  -------------
Net asset value, end of period.................         $        1.00  $       1.00  $        1.00  $        1.00  $        1.00
                                                        =============  ============  =============  =============  =============
Total Return
Total investment return based on net asset value (b)              .89%         2.48%          2.39%          2.20%          2.74%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)......         $     402,269  $    618,398  $     931,993  $     655,644  $     422,464
Ratio to average net assets of:
   Expenses, net of waivers and reimbursements.                   .98%          .98%           .97%           .98%           .96%
   Expenses, before waivers and reimbursements.                   .98%          .98%           .97%           .98%           .97%
   Net investment income.......................                   .92%         2.49%          2.38%          2.18%          2.71%(a)

--------------------------------------------------------------------------------

(a)   Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect the deduction of taxes that a shareholder would pay on Portfolios distributions or the redemption of Portfolios shares. Total investment return calculated for a period of less than one year is not annualized.

REPORT OF INDEPENDENT
ACCOUNTANTS                      Alliance Municipal Trust - California Portfolio
================================================================================

To the Board of Trustees and Shareholders of Alliance Municipal Trust - California Portfolio

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Alliance Municipal Trust-California Portfolio (the "Fund") at June 30, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2002, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the two years in the period ended June 30, 1999, were audited by other independent accountants whose report dated July 23, 1999, expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
New York, New York
August 9, 2002

                                 Alliance Municipal Trust - California Portfolio
================================================================================

Alliance Municipal Trust

1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800) 221-5672

TRUSTEES

John D. Carifa, Chairman
Sam Y. Cross (1)
Charles H.P. Duell (1)
William H. Foulk, Jr. (1)
David K. Storrs (1)
Shelby White (1)

OFFICERS

John D. Carifa, Chairman
Ronald M. Whitehill, President
Drew A. Biegel, Senior Vice President
John R. Bonczek, Senior Vice President
Doris T. Ciliberti, Senior Vice President
Kathleen A. Corbet, Senior Vice President
Patricia Ittner, Senior Vice President
Robert I. Kurzweil, Senior Vice President
William E. Oliver, Senior Vice President
Raymond J. Papera, Senior Vice President
Frances M. Dunn, Vice President
William J. Fagan, Vice President
Linda N. Kelley, Vice President
Joseph R. LaSpina, Vice President
Eileen M. Murphy, Vice President
Maria C. Sazon, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer and
   Chief Financial Officer
Thomas R. Manley, Controller

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 1912
Boston, MA 02105

DISTRIBUTOR

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT

Alliance Global Investor Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free (800) 221-5672

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

--------------------------------------------------------------------------------

(1)   Members of the Audit Committee.

                                 Alliance Municipal Trust - California Portfolio
================================================================================

The business and affairs of the Fund are managed under the direction of the Trustees of the Fund. Certain information concerning the Fund's Trustees is set forth below.

                                                                             PORTFOLIOS
                                                                               IN FUND             OTHER
      NAME, ADDRESS                           PRINCIPAL                        COMPLEX         DIRECTORSHIPS
     AGE OF TRUSTEE                         OCCUPATION(S)                    OVERSEEN BY          HELD BY
   (YEARS OF SERVICE*)                   DURING PAST 5 YEARS                   TRUSTEE            TRUSTEE
------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE

John D. Carifa,** 57,            President, Chief Operating Officer and a       114                None
1345 Avenue of the Americas,     Director of ACMC**, with which he has
New York, NY 10105 (13)          been associated since prior to 1997.

DISINTERESTED TRUSTEES

Sam Y. Cross, 75                 Since prior to 1997, Executive Vice             15        He is a director
200 East 66th Street,            President of The Federal Reserve Bank of                  of Fuji Bank and
New York, NY 10021 (10)          New York and manager for foreign                          Trust Co.
                                 operations for The Federal Reserve
                                 System. He is Executive-In-Residence at
                                 the School of International and Public
                                 Affairs, Columbia University. He is also
                                 a director of Fuji Bank and Trust Co.

Charles H.P. Duell, 64           President of Middleton Place Foundation         15        Trustee Emeritus
Middleton Place Foundation,      with which he has been associated since                   of the National
4300 Ashley River Road,          prior to 1997. He is also a Trustee                       Trust for
Charleston,                      Emeritus of the National Trust for                        Historic
South Carolina 29414 (17)        Historic Preservation and serves as                       Preservation and
                                 Chairman of the Board of Architectural                    Chairman of the
                                 Review, City of Charleston.                               Board of
                                                                                           Architectural
                                                                                           Review, City of
                                                                                           Charleston

William H. Foulk, Jr., 69        An Investment Adviser and an Independent       109                None
2 Sound View Drive,              Consultant. He was formerly Senior
Suite 100, Greenwich,            Manager of Barrett Associates, Inc., a
CT  06830 (18)                   registered investment adviser, with
                                 which he had been associated since prior
                                 to 1997. He was formerly Deputy
                                 Comptroller of the State of New York
                                 and, prior thereto, Chief Investment
                                 Officer of the New York Bank for
                                 Savings.

David K. Storrs, 58              President and Chief Executive Officer of        15                None
65 South Gate Lane,              Alternative Investment Group, LLC (an
Southport, CT 06490 (13)         investment firm). He was formerly
                                 President of The Common Fund (investment
                                 management for educational institutions)
                                 with which he had been associated since
                                 prior to 1997.

Shelby White, 63                 An author and financial journalist.             15                None
One Sutton Place South,
New York, NY 10022 (10)

                                 Alliance Municipal Trust - California Portfolio
================================================================================

OFFICERS

     NAME, ADDRESS*           POSITION(S) HELD          PRINCIPAL OCCUPATION
         AND AGE                  WITH FUND             DURING PAST 5 YEARS**
--------------------------------------------------------------------------------
John D. Carifa, 57          Chairman                 See biography above.

Ronald M. Whitehill, 64     President                Senior Vice President of
                                                     ACMC** and President and
                                                     Chief Executive Officer of
                                                     Alliance Cash Management
                                                     Services with which he has
                                                     been associated since
                                                     prior to 1997.

Kathleen A. Corbet, 42      Senior Vice President    Executive Vice President
                                                     of ACMC** with which she
                                                     has been associated since
                                                     prior to 1997.

Drew A. Biegel, 51          Senior Vice President    Vice President of ACMC**
                                                     with which he has been
                                                     associated since prior to
                                                     1997.

John R. Bonczek, 42         Senior Vice President    Senior Vice President of
                                                     AFD** with which he has
                                                     been associated since
                                                     prior to 1997.

Doris T. Ciliberti, 38      Senior Vice President    Vice President of AFD**
                                                     with which she has been
                                                     associated since prior to
                                                     1997.

Patricia Ittner, 51         Senior Vice President    Vice President of ACMC**
                                                     with which she has been
                                                     associated since prior to
                                                     1997.

Robert I. Kurzweil, 51      Senior Vice President    Vice President of AFD**
                                                     with which he has been
                                                     associated since prior to
                                                     1997.

William E. Oliver, 52       Senior Vice President    Senior Vice President of
                                                     ACMC** with which he has
                                                     been associated since
                                                     prior to 1997.

Raymond J. Papera, 46       Senior Vice President    Senior Vice President of
                                                     ACMC** with which he has
                                                     been associated since
                                                     prior to 1997.

Frances M. Dunn, 31         Vice President           Vice President of ACMC**
                                                     with which she has been
                                                     associated since prior to
                                                     1997.

William J. Fagan, 40        Vice President           Assistant Vice President
                                                     of AFD** with which he has
                                                     been associated since
                                                     prior to 1997.

Linda N. Kelley, 41         Vice President           Assistant Vice President
                                                     of AFD** with which she
                                                     has been associated since
                                                     prior to 1997.

Joseph LaSpina, 41          Vice President           Vice President of AFD**
                                                     with which he has been
                                                     associated since prior to
                                                     1997.

Eileen M. Murphy, 30        Vice President           Vice President of ACMC**
                                                     with which she has been
                                                     associated since prior to
                                                     1997.

Maria C. Sazon, 36          Vice President           Vice President of ACMC**
                                                     with which she has been
                                                     associated since prior to
                                                     1997.

                                 Alliance Municipal Trust - California Portfolio
================================================================================

     NAME, ADDRESS*           POSITION(S) HELD          PRINCIPAL OCCUPATION
         AND AGE                  WITH FUND             DURING PAST 5 YEARS**
--------------------------------------------------------------------------------
Edmund P. Bergan, Jr., 52   Secretary                Senior Vice President and
                                                     the General Counsel of
                                                     AFD** and AGIS** with
                                                     which he has been
                                                     associated since prior to
                                                     1997.

Mark D. Gersten, 51         Treasurer and Chief      Senior Vice President of
                            Financial Officer        AGIS** and Vice President
                                                     of AFD** with which he has
                                                     been associated since
                                                     prior to 1997.

Thomas R. Manley, 50        Controller               Vice President of ACMC**
                                                     with which he has been
                                                     associated since prior to
                                                     1997

--------------------------------------------------------------------------------

* The address for each of the Fund's officers is 1345 Avenue of the Americas, New York, NY 10105.

**    ACMC, AFD, ACL and AGIS are affiliates of the Fund.

      The Fund's Statement of Additional Information (SAI) has additional information about the Fund's Directors and Officers and is available without charge upon request. Contact your financial representative or Alliance Capital at 800-227-4618 for a free prospectus or SAI.

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
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

Alliance Municipal Trust - California Portfolio
1345 Avenue of the Americas, New York, NY 10105
Toll free 1 (800) 221-5672

Yields. For current recorded yield information on Alliance Municipal Trust, call on a touch-tone telephone toll-free (800) 251-0539 and press the following sequence of keys:

|*| |*| |1| |2| |3| |0| |#|

For non-touch-tone telephones, call toll-free (800) 221-9513
--------------------------------------------------------------------------------

Alliance Capital [LOGO](R)

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

AMTCAAR0602